Acquisitions, Divestitures and Discontinued Operations - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Trade accounts receivable, net	$ 194,903	$ 216,908
Merchandise inventories, net	387,307	397,694
Prepaid expenses and other current assets	132,041	115,047
Goodwill	0	81,956
Other intangible assets, less accumulated amortization	76,829	83,744
Operating lease assets	80,302	0
Other assets	91,640	74,912
Total assets of discontinued operations	963,022	970,261
Liabilities
Trade accounts payable	158,163	170,139
Other current liabilities	59,954	37,986
Long-term liabilities	68,906	3,204
Total liabilities of discontinued operations	$ 287,023	$ 211,329